CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 07, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss before tax	$ (7,500)	$ (46,545)	$ (7,259)	$ (18,530)
Adjustments reconciling loss before tax to operating cash flows:
Depreciation and amortization	221	15,802	12,540	9,157
Net finance expense/(income)	(215)	1,893	1,889	7,867
Loss on sale of assets	(236)	502		(163)
Share based payment expense		2,524
Changes in working capital:
(Increase) in inventories	(401)	(10,158)	(5,978)	(2,798)
(Increase)/Decrease in accounts receivable	8,910	(12,172)	(11,889)	(13,376)
(Increase)/Decrease in other current receivables	(9,825)	(6,105)	(911)	8,616
Increase/(Decrease) in trade payables	(254)	3,014	3,738	224
Increase/(Decrease) in other current liabilities	6,457	2,039	11,146	(6,890)
Interest received	242	98		7
Interest paid	(8)	(2,312)	(4,726)	(5,154)
Tax received/(paid)	(33)	(2,266)	(5,339)	15
Cash flow used in operating activities	(2,642)	(53,687)	(6,789)	(21,025)
Investing activities
Purchase of intangible assets		(4,325)	(7,791)	(9)
Purchase of property, plant and equipment	(125)	(10,482)	(3,460)	(689)
Proceeds from sale of property, plant and equipment		144
Acquisition of subsidiaries, net of cash acquired			(4,593)	(289,195)
Decrease/(Increase) in other non-current financial assets	(64)	(297)	2	(63)
Cash flow used in investing activities	(189)	(14,960)	(15,842)	(289,956)
Financing activities
Proceeds from issue of share capital	8,740	264,706	19,155	221,197
Share issue costs		(19,484)
Proceeds from interest-bearing liabilities		2,312	7,930	93,278
Repayment of interest-bearing loans and borrowings		(65,627)
Payment of principal portion of lease liability	(23)	(2,845)	(1,490)	(749)
Received from shareholder contributions	565			48
Cash flow from financing activities	9,282	179,062	25,595	313,774
Net cash flow during the period	6,451	110,415	2,964	2,793
Cash at bank and in hand at the beginning of the Period	3,524	8,655	6,162
Net foreign exchange difference	212	(975)	(471)	3,369
Cash at bank and in hand at the end of the period	$ 10,187	$ 118,096	$ 8,655	$ 6,162